Plumb Balanced Fund
Schedule of Investments
June 30, 2022 (Unaudited)

	Shares	Value
COMMON STOCKS - 67.30%
Automobiles & Components - 1.73%
Ford Motor Co.	110,000	$1,224,300

Banks - 2.15%
JPMorgan Chase & Co.	13,500	1,520,235

Capital Goods - 2.85%
Raytheon Technologies Corp.	21,000	2,018,310

Commercial & Professional Services - 4.43%
Copart, Inc. (a)	18,500	2,010,210
VSE Corp.	30,000	1,127,400
		3,137,610
Consumer Discretionary - 1.91%
Nutrien Ltd. (a)(b)	17,000	1,354,730

Consumer Services - 1.72%
Booking Holdings, Inc. (a)	500	874,495
Yum China Holdings, Inc.	7,000	339,500
		1,213,995
Diversified Financials - 4.06%
American Express Co.	10,500	1,455,510
Discover Financial Services	15,000	1,418,700
		2,874,210
Energy - 2.12%
Schlumberger NV - ADR (b)	42,000	1,501,920

Food, Beverage & Tobacco - 2.64%
Constellation Brands, Inc. - Class A	8,000	1,864,480

Health Care Equipment & Services - 1.99%
Intuitive Surgical, Inc. (a)	7,000	1,404,970

Media & Entertainment - 3.16%
Alphabet, Inc. - Class A (a)	1,025	2,233,742

Pharmaceuticals, Biotechnology & Life Sciences - 2.06%
Merck & Co., Inc.	16,000	1,458,720

Retailing - 3.96%
Amazon.com, Inc. (a)	12,000	1,274,520
MercadoLibre, Inc. (a)	2,400	1,528,488
		2,803,008
Semiconductors & Semiconductor Equipment - 6.54%
Advanced Micro Devices, Inc. (a)	28,000	2,141,160
NVIDIA Corp.	16,400	2,486,076
		4,627,236
Software & Services - 22.89%
Adobe, Inc. (a)	3,300	1,207,998
Adyen NV - ADR (a)(b)	40,000	584,400
Autodesk, Inc. (a)	11,000	1,891,560
Domo, Inc. (a)	24,000	667,200
Mastercard, Inc. - Class A	8,000	2,523,840
Microsoft Corp.	11,250	2,889,337
Mitek Systems, Inc. (a)	85,000	785,400
Olo, Inc. (a)	127,500	1,258,425
Visa, Inc. - Class A	11,000	2,165,790
WEX, Inc. (a)	14,250	2,216,730
		16,190,680
Technology Hardware & Equipment - 3.09%
Apple, Inc.	16,000	2,187,520

TOTAL COMMON STOCKS (Cost $38,832,954)		47,615,666

CORPORATE BONDS - 32.08%	Principal Amount
Banks - 17.27%
Amalgamated Financial Corp.
3.25%, (3 Month LIBOR USD +2.30%) 11/15/2031 (c)	1,500,000	1,388,749
Banc of California, Inc.
4.38%, (SOFR + 4.20%) 10/30/2030 (c)	1,700,000	1,630,960
Bank OZK
2.75%, (SOFR +2.09%) 10/01/2031 (c)	2,000,000	1,822,920
Citigroup, Inc.
2.53%, (3 Month LIBOR USD +1.35%) 04/25/2024 (c)	500,000	502,267
4.70%, (SOFR +3.23%) Perpetual Maturity (c)	600,000	489,000
Flagstar Bancorp, Inc.
4.13%, (SOFR + 3.91%) 11/01/2030 (c)	500,000	483,854
JPMorgan Chase & Co.
6.75%, (3 Month LIBOR USD +3.78%) Perpetual Maturity (c)	2,325,000	2,341,972
Pinnacle Financial Partners, Inc.
4.13%, (3 Month LIBOR USD +2.78%) 09/15/2029 (c)	1,575,000	1,555,556
TriState Capital Holdings, Inc.
5.75%, (3 Month LIBOR USD +5.36%) 05/15/2030 (c)	500,000	506,641
Western Alliance Bank
5.25%, (SOFR +5.12%) 06/01/2030 (c)	1,500,000	1,492,748
		12,214,667
Capital Goods - 0.70%
Carlisle Cos, Inc.
3.50%, 12/01/2024	500,000	495,282

Consumer Services - 3.68%
Expedia Group, Inc.
5.00%, 02/15/2026	2,600,000	2,605,513

Diversified Financials - 2.81%
The Charles Schwab Corp.
5.38%, (H15T5Y +4.97%) Perpetual Maturity (c)	1,000,000	992,500
The Goldman Sachs Group, Inc.
2.66%, (3 Month LIBOR USD +1.70%) 04/05/2026 (c)	1,000,000	996,798
		1,989,298
Health Care Equipment & Services - 0.26%
CVS Pass-Through Trust
6.94%, 01/10/2030	172,288	183,774

Insurance - 0.72%
Old Republic International Corp.
4.88%, 10/01/2024	500,000	508,626

Oil & Gas - 0.35%
Murphy Oil USA, Inc.
5.63%, 05/01/2027	250,000	245,407

Semiconductors & Semiconductor Equipment - 3.11%
Qorvo, Inc.
4.38%, 10/15/2029	2,500,000	2,202,150

Software & Services - 3.18%
CDK Global, Inc.
4.88%, 06/01/2027	2,305,000	2,252,666

TOTAL CORPORATE BONDS (Cost $24,742,826)		22,697,383

SHORT TERM INVESTMENT - 0.33%	Shares
Money Market Fund - 0.33%
First American Government Obligations Fund - Class X - 1.31% (d)	242,202	242,202
TOTAL SHORT TERM INVESTMENT (Cost $242,202)		242,202

Total Investments (Cost $63,817,982) - 99.73%		70,555,251
Other Assets in Excess of Liabilities - 0.27%		191,602
TOTAL NET ASSETS - 100.00%		$70,746,853

ADR - American Depositary Receipt
H15T5Y - 5 Year Treasury Constant Maturity Rate
LIBOR - London Inter-bank Offered Rate
SOFR - Secured Overnight Financing Rate

(a) Non-income producing security.
(b) Foreign issued security. Foreign concentration is as follows: Canada 1.91%, Curacao 2.12%, Netherlands: 0.83%.
(c) Variable or Floating rate security based on a reference index and spread. The rate listed is as of June 30, 2022.
(d) Rate shown is the 7-day effective yield.

The Global Industry Classification Standard (GICS®) was developed by and/or is the exclusive property of MSCI, Inc. and Standard & Poor's Financial Services LLC (“S&P”). GICS is a service mark of MSCI and S&P and has been licensed for use by U.S. Bancorp Global Fund Services, LLC.

The accompanying notes are an integral part of these financial statements.

Notes to the Schedule of Investments (Unaudited)

Security Valuation

The Funds have adopted authoritative fair valuation accounting standards which establish an authoritative definition of fair value and set out a hierarchy for measuring fair value. These standards require additional disclosures about the various inputs and valuation techniques used to develop the measurements of fair value and a discussion in changes in valuation techniques and related inputs during the year. These inputs are summarized in the three broad levels listed below.

Level 1 - quoted prices in active markets for identical securities
Level 2 -other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)
Level 3 - significant unobservable inputs (including the Funds' own assumptions in determining fair value of investments)

Equity securities, including common stocks, are valued at the last sale price reported by the exchange on which the securities are primarily traded on the day of valuation. Nasdaq-listed securities are valued at their Nasdaq Office Closing Price. Equity securities not traded on a listed exchange or not traded using Nasdaq are valued as of the last sale price at the close of the U.S. market. If there are no sales on a given day for securities traded on an exchange, the latest bid quotation will be used. These securities will generally be classified as Level 1 securities.

Investments in mutual funds, including money market funds, are generally priced at the ending net asset value (NAV) provided by the service agent of the funds and will be classified as Level 1 securities.

Debt securities, such as corporate bonds and preferred securities, are valued using a market approach based on information supplied by independent pricing services. The market inputs used by the independent pricing service include: benchmark yields, reported trades, broker/dealer quotes, issuer spreads, two-sided markets, benchmark securities, bids, offers, and reference data including market research publications. Debt securities with remaining maturities of 60 days or less may be valued on an amortized cost basis, which involves valuing an instrument at its cost and thereafter assuming a constant amortization to maturity of any discount or premium, regardless of the impact of fluctuating rates on the fair value of the instrument. To the extent the inputs are observable and timely, these debt securities and preferred securities will generally be classified as Level 2 securities.

Any securities or other assets for which market quotations are not readily available are valued at fair value as determined in good faith by the Advisor pursuant to procedures established under the general supervision and responsibility of the Funds’ Board of Directors and will be classified as Level 3 securities.

The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the level in the fair value hierarchy within which the fair value measurement falls in its entirety is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

The following is a summary of the inputs used in valuing the Funds' assets carried at fair value as of June 30, 2022.

Description	Level 1	Level 2	Level 3	Total

Plumb Balanced Fund
Common Stocks*	$47,615,666	$-	$-	$47,615,666
Corporate Bonds*	-	22,697,383	-	22,697,383
Money Market Fund	242,202	-	-	242,202
Total	$47,857,868	$22,697,383	$-	$70,555,251

*For detailed industry descriptions, refer to the Schedules of Investments.

The Funds did not hold any investments during the period with significant unobservable inputs which would be classified as Level 3. As of and during the period ended June 30, 2022, no securities were transferred into or out of Level 1 or Level 2. It is the Funds' policy to consider transfers into or out of any level as of the end of the reporting period.